Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 8,510	$ 7,957
Finished goods	1,916	1,932
Work in progress	1,710	80
Less: allowance for inventory write-down	(4,646)	(1,985)
Inventories, net	$ 7,490	$ 7,984